Share-based compensation - Share Option Activity 2007 Plan and 2015 Long Term Incentive Plan (Details)	12 Months Ended
	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($)
Aggregate Intrinsic Value
Recognized share-based compensation expense	¥ 12,298,534	$ 1,762,927	$ 0	$ 0
2007 Plan [Member]
Number of Options
Granted | shares	0	0	0
Forfeited | shares	0	0
Weighted Average Exercise Price
Granted | $ / shares		$ 0
Forfeited | $ / shares		$ 0
Weighted Remaining Contractual Life (Years)
Granted	0 years	0 years
Forfeited	0 years	0 years
Aggregate Intrinsic Value
Granted		$ 0
Forfeited		0
Total fair value of options vested		$ 0	$ 33,919	40,703
Common stock, closing share price | $ / shares		$ 1.89
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized		$ 0
2007 Plan [Member] | 1.21 (exercise price) [Member]
Number of Options
Outstanding | shares		12,738
Outstanding and Exercisable, December 31, 2019 | shares		12,738
Weighted Average Exercise Price
Outstanding | $ / shares		$ 1.21
Outstanding and Exercisable, December 31, 2019 | $ / shares		$ 1.21
Weighted Remaining Contractual Life (Years)
Outstanding	1 year 11 months 12 days	1 year 11 months 12 days
Outstanding and Exercisable, December 31, 2019	11 months 12 days	11 months 12 days
Aggregate Intrinsic Value
Outstanding		$ 32,991
Outstanding and Exercisable, December 31, 2019		$ 8,662
2007 Plan [Member] | 1.085 (exercise price) [Member]
Number of Options
Outstanding | shares		100,000
Exercised | shares	40,000	40,000
Outstanding and Exercisable, December 31, 2019 | shares		60,000
Weighted Average Exercise Price
Outstanding | $ / shares		$ 1.085
Exercised | $ / shares		1.085
Outstanding and Exercisable, December 31, 2019 | $ / shares		$ 1.085
Weighted Remaining Contractual Life (Years)
Outstanding	2 years 6 months	2 years 6 months
Exercised	0 years	0 years
Outstanding and Exercisable, December 31, 2019	1 year 6 months	1 year 6 months
Aggregate Intrinsic Value
Outstanding		$ 271,500
Exercised		38,893
Outstanding and Exercisable, December 31, 2019		$ 48,300
2007 Plan [Member] | 1.64 (exercise price) [Member]
Number of Options
Outstanding | shares		100,000
Outstanding and Exercisable, December 31, 2019 | shares		100,000
Weighted Average Exercise Price
Outstanding | $ / shares		$ 1.64
Outstanding and Exercisable, December 31, 2019 | $ / shares		$ 1.64
Weighted Remaining Contractual Life (Years)
Outstanding	3 years 10 months 13 days	3 years 10 months 13 days
Outstanding and Exercisable, December 31, 2019	2 years 10 months 13 days	2 years 10 months 13 days
Aggregate Intrinsic Value
Outstanding		$ 216,000
Outstanding and Exercisable, December 31, 2019		$ 25,000
2007 Plan [Member] | 1.21 (exercise price) [Member]
Number of Options
Outstanding | shares		39,400
Outstanding and Exercisable, December 31, 2019 | shares		39,400
Weighted Average Exercise Price
Outstanding | $ / shares		$ 1.21
Outstanding and Exercisable, December 31, 2019 | $ / shares		$ 1.21
Weighted Remaining Contractual Life (Years)
Outstanding	5 years 6 months	5 years 6 months
Outstanding and Exercisable, December 31, 2019	4 years 6 months	4 years 6 months
Aggregate Intrinsic Value
Outstanding		$ 102,046
Outstanding and Exercisable, December 31, 2019		$ 26,792
2007 Plan [Member] | 1.81 (exercise price) [Member]
Number of Options
Outstanding | shares		68,000
Exercised | shares	68,000	68,000
Weighted Average Exercise Price
Outstanding | $ / shares		$ 1.81
Exercised | $ / shares		$ 1.81
Weighted Remaining Contractual Life (Years)
Outstanding	6 years 10 months 6 days	6 years 10 months 6 days
Exercised	0 years	0 years
Aggregate Intrinsic Value
Outstanding		$ 135,320
Exercised		$ 32,116
2015 Plan [Member]
Number of Options
Granted | shares	0	0	0
Exercised | shares	0	0
Forfeited | shares	0	0
Aggregate Intrinsic Value
Total fair value of options vested		$ 0	$ 228,534	$ 769,798
Common stock, closing share price | $ / shares		$ 1.89
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized		$ 0
2015 Plan [Member] | 1.71 (exercise price) [Member]
Number of Options
Outstanding | shares		2,796,734
Outstanding and Exercisable, December 31, 2019 | shares		2,796,734
Weighted Average Exercise Price
Outstanding | $ / shares		$ 1.71
Outstanding and Exercisable, December 31, 2019 | $ / shares		$ 1.71
Weighted Remaining Contractual Life (Years)
Outstanding	6 years 6 months	6 years 6 months
Outstanding and Exercisable, December 31, 2019	5 years 6 months	5 years 6 months
Aggregate Intrinsic Value
Outstanding		$ 5,845,173
Outstanding and Exercisable, December 31, 2019		$ 5,789,239